Acquisitions	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

5. Acquisitions

For the year ended December 31, 2011, the Company acquired all of the issued and outstanding shares of one waste collection company in each of Canada and the U.S. south. In addition, the Company acquired all of the waste collection assets, including various current assets and liabilities, of 12 waste management companies, seven in the U.S. south, three in the U.S. northeast, and two in Canada, each of which constitutes a business.

For the year ended December 31, 2010, the Company acquired all of the issued and outstanding common shares of two waste collection companies in the U.S. south. In addition, the Company acquired all of the waste collection assets, including various current assets and liabilities, of 12 waste management companies, one in Canada, seven in the U.S. south and four in the U.S northeast, each of which constitutes a business.

The Company considers each of these acquisitions “tuck-ins”. Tuck-ins represent the acquisition of solid waste collection and or disposal assets in markets where the Company has existing operations. Goodwill arising from these tuck-in acquisitions is largely attributable to assembled workforces and to expected synergies resulting from personnel and operating overhead reductions, disposal advantages or the deployment of market focused strategies. Pro forma revenues and net income for these acquisitions have not been disclosed as the acquired companies are immaterial both individually and in the aggregate. The allocations of certain current year purchase prices are absent final fair value adjustments. The results of these acquisitions have been included in the financial statements of the Company from their dates of closing.

Payment of contingent consideration, for acquisitions completed prior to 2009, resulting from meeting various business performance targets is also subject to final adjustment. Final fair value adjustments occurring during the measurement period that change the fair value of certain assets or liabilities are recorded to the original purchase price allocation.

Cash consideration paid for tuck-in acquisitions, and the preliminary fair value allocations to net assets acquired for certain current year acquisitions, is as follows:

	December 31
	2011	2010

Consideration
Cash, including holdbacks (as applicable)	$148,272	$306,628

Net assets acquired
Accounts receivable	6,315	15,238
Intangibles (Note ##INT)	37,262	55,489
Goodwill (Note ##GW)	57,976	60,516
Capital assets	43,449	70,493
Landfill assets	-	128,432
Accounts payable	(5,205)	(6,796)
Landfill closure and post-closure costs	-	(3,525)
Deferred income taxes	8,475	(13,219)
Total net assets acquired	$148,272	$306,628

Consideration by segment (including holdbacks (as applicable))
Canada	$3,602	$48,783
U.S. south	128,781	246,415
U.S. northeast	15,889	11,430
Total consideration	$148,272	$306,628

Goodwill recorded by segment
Canada	$2,139	$1,381
U.S. south	48,884	55,440
U.S. northeast	6,953	3,695
Total goodwill	$57,976	$60,516

Goodwill amounting to $51,699 (2010 - $24,546) is expected to be deductible for tax purposes.

In connection with a share acquisition completed in the third quarter of 2010, the Company has subsequently elected under section 338(h)(10) of the Internal Revenue Code to deem the acquisition as a sale of assets for tax purposes. In this regard, the Company has borne the tax burden accruing to the seller as a result of the election after determining that the present value of the future tax savings exceeds the cost payable to the seller for the step-up in basis. Accordingly, during the year ended December 31, 2011 the Company paid the seller an additional $5,237 of cash consideration and recognized a $6,433 reduction to recorded goodwill and an increase in deferred tax assets of $11,670. These amounts are included in the table above.

Investment in equity accounted investee

On January 4, 2010, the Company acquired a fifty percent equity interest in each of two waste management companies in Canada. The Company applied the equity method of accounting for its interests in these two companies and considers this acquisition to be a “tuck-in”. Goodwill arising from this acquisition is largely attributable to leveraging management, customers and processes to strengthen and grow each business, or certain portions thereof, beyond which each was capable of achieving had they operated separately.

Equity investment income or loss from this acquisition has been included in the Company's financial statements from its date of closing.

Cash consideration paid by the Company for its fifty percent ownership interest and its fair value allocation to the net assets acquired was as follows:

December 31
2010

Consideration
Cash	$3,322

Net assets acquired
Accounts receivable	253
Intangibles	1,936
Goodwill	1,144
Capital assets	1,542
Accounts payable	(276)
Long-term debt	(759)
Deferred income taxes	(508)
Total net assets acquired	$3,332

At the date of acquisition the net book value of the net assets in the equity investee was $784 and goodwill amounting to $1,144 was not deductible for tax purposes.

Aggregate cash consideration

For the year ended December 31, 2011, aggregate cash consideration paid for “tuck-in” acquisitions completed in the year amounted to $139,683 (2010 - $304,817), which excludes holdbacks and cash payments due to sellers for achieving various business performance targets.

Transaction costs for acquisitions are included in selling, general and administration expenses for the year ended December 31, 2011 and amount to $1,880 (2010 - $3,046).

Contingent consideration

Contingent consideration paid in respect of acquisitions consummated prior to January 1, 2009 totaled $174 (2010 - $322) for the year ended December 31, 2011.

The Company typically holds back a portion of the payment due to sellers subject to meeting various business performance conditions. These conditions are generally short term in nature and the Company has assessed the fair value of its obligation for payment as the full amount of the hold back. In certain circumstances, the Company has also agreed to pay sellers additional amounts for meeting certain business performance targets which are longer in term. The Company has assessed the fair value of its obligation for payment as the full amount of the additional consideration it expects to pay discounted back to the date of acquisition. Holdback and additional amounts payable totaled $8,589 as at December 31, 2011 (December 31, 2010 - $5,869).

WSI

Effective July 2, 2010, the Company acquired all the issued and outstanding common shares of WSI in return for common shares in the Company. All WSI common stock outstanding at the date of acquisition was cancelled, extinguished and automatically converted into the right to receive 0.5833 common shares of the Company and cash resulting from fractional shares. The Company issued 27,971 shares of its common stock as consideration.

The fair value of consideration was calculated using the opening market price of the Company's common shares quoted on the Toronto Stock Exchange (“TSX”) on July 2, 2010 multiplied by the total common shares issued to WSI stockholders.

Outstanding warrants and stock options issued by WSI which were outstanding on July 2, 2010 were assumed by the Company. These warrants and stock options were fair valued using the Black-Scholes-Merton option pricing model which requires the input of several variables. These variables include the estimated length of time holders of these instruments will retain their warrants or options before exercising them and the expected volatility of the Company's share price over the anticipated term to exercise. Significant assumptions include the following: volatility 23.18% to 46.58%, expected life 0.33 years to 5.71 years, dividend yield 2.38% and a risk free interest rate of 0.24% to 3.07%. Warrants and stock options form a portion of total consideration issued.

The Company executed this transaction pursuant to its strategy of growth through acquisition. Specifically, the Company believes that the acquisition provided it with the opportunity to diversify its business across both U.S. and Canadian markets, customer segments and service lines. In addition, the transaction enabled the Company to increase internalization in its Canadian and U.S. northeast markets. Goodwill arising from the acquisition is attributable to WSI's assembled workforce and to synergies resulting from personnel and operating overhead reductions, disposal advantages, expected future earnings and the deployment of market focused strategies.

An independent firm was engaged to assist management in preparing the purchase price allocation. The purchase price allocation was as follows:

Consideration
Common shares	$551,750
Warrants and stock options assumed	4,950
Cash for fractional shares	2
Total consideration	556,702

Net assets acquired
Cash	$4,057
Accounts receivable (net of allowance for doubtful accounts $292)	50,613
Prepaid expenses	9,498
Income taxes recoverable	1,688
Net assets held for sale (Note ##DIV)	22,983
Intangibles (Note ##INT)	143,297
Goodwill (Note ##GW)	363,339
Landfill development assets	1,277
Capital assets	234,769
Landfill assets	187,227
Accounts payable	(26,711)
Accrued charges	(59,223)
Deferred revenues	(3,844)
Long-term debt	(387,675)
Landfill closure and post-closure costs	(14,558)
Other liabilities - long-term	(4,361)
Deferred income taxes	34,326
Total net assets acquired	$556,702

Goodwill recorded by segment
Canada	$293,669
U.S. south	69,670
Total goodwill	$363,339

WSI's contributions to the Company's results are included in the statement of operations and comprehensive income or loss since the date of acquisition and are included in the Company's Canadian and U.S. south segments. The Company accounted for this acquisition applying the acquisition method of accounting. Goodwill amounting to $69,670 is deductible for tax purposes.

The following unaudited pro forma results of operations for the year ended December 31, 2010 assume that the Company acquired WSI on January 1, 2009. The pro forma results further reflect divestitures required by the Canadian Competition Bureau consent agreement:

December 31, 2010
(unaudited)

Revenues	$1,660,202
Net income	$83,572
Net income per weighted average share, basic and diluted	$0.69

The unaudited pro forma results may not be indicative of the results that would have occurred if the transaction had been in effect on January 1, 2009 or of the operating results that may be realized in the future. The Company's integration of certain WSI operations with its own in Canada makes the determination and isolation of WSI's contributions to revenues and net income impracticable.

Transaction costs for this acquisition are included in selling, general and administration expenses for the year ended December 31, 2010 and amount to $5,517.